SCHEDULE OF INVESTMENTS

June 30, 2026 (Unaudited)

Causeway International Value Fund	Number of Shares	Value (000)
COMMON STOCK
Belgium — 1.6%
Consumer Staples — 0.6%
Anheuser-Busch InBev S.A.	1,482,290	$123,061

Materials — 1.0%
Syensqo S.A.	2,502,461	184,711

		307,772
Canada — 1.1%
Industrials — 1.1%
Canadian Pacific Kansas City Ltd.	2,409,921	208,936

China — 2.2%
Communication Services — 2.2%
Tencent Holdings Ltd.	7,681,304	420,947

Denmark — 2.1%
Health Care — 2.1%
Novo Nordisk A, Class B	8,522,758	409,875

France — 16.6%
Consumer Discretionary — 6.0%
Kering S.A.	2,896,340	818,401
LVMH Moet Hennessy Louis Vuitton SE	610,056	337,441
		1,155,842
Financials — 4.2%
BNP Paribas SA	2,885,635	336,767
Societe Generale S.A.	5,058,893	447,220
Worldline S.A. [1]	1,860,561	21,854
		805,841
Health Care — 1.0%
Sanofi	2,211,769	189,739

Industrials — 5.2%
Alstom S.A. [1]	30,230,172	525,539
Cie de Saint-Gobain S.A.	5,386,975	487,241
		1,012,780
Information Technology — 0.2%
Capgemini SE	277,215	27,861

		3,192,063

SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Causeway International Value Fund	Number of Shares	Value (000)
Germany — 13.6%
Communication Services — 2.1%
Deutsche Telekom AG	15,082,192	$411,003

Financials — 1.7%
Deutsche Bank AG	9,575,542	324,126

Industrials — 4.8%
Daimler Truck Holding AG	3,176,366	153,157
Deutsche Lufthansa AG	22,610,668	258,607
Siemens AG	1,607,609	516,430
		928,194
Information Technology — 4.3%
Infineon Technologies AG	3,463,504	323,200
SAP SE	3,280,180	502,221
		825,421
Materials — 0.4%
LANXESS AG	4,431,974	76,770

Utilities — 0.3%
E.ON AG	2,389,693	49,216

		2,614,730
Greece — 0.7%
Financials — 0.7%
Eurobank S.A.	23,412,474	111,418
National Bank of Greece S.A.	1,641,727	28,297
		139,715
Indonesia — 0.4%
Financials — 0.4%
Bank Mandiri Persero Tbk PT	330,186,200	71,097

Italy — 4.2%
Financials — 3.4%
Banca Monte dei Paschi di Siena SpA	9,920,580	123,146
Generali	2,287,865	111,387
UniCredit SpA	4,620,228	413,139
		647,672
Utilities — 0.8%
Enel SpA	13,015,475	149,517

		797,189

SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Causeway International Value Fund	Number of Shares	Value (000)
Japan — 10.9%
Communication Services — 1.6%
KDDI Corp.	17,765,600	$299,927

Financials — 2.5%
Sompo Holdings Inc.	8,742,200	335,397
Sumitomo Mitsui Financial Group Inc.	4,134,800	161,379
		496,776
Industrials — 3.1%
FANUC Corp.	2,471,400	111,794
SMC Corp.	1,085,300	475,784
		587,578
Information Technology — 3.7%
Renesas Electronics Corp.	24,082,400	711,978

		2,096,259
Netherlands — 5.3%
Consumer Staples — 1.7%
Heineken NV	4,055,401	341,039

Financials — 1.4%
ING Groep NV	8,373,570	264,736

Health Care — 2.2%
Koninklijke Philips NV	15,529,223	421,589

		1,027,364
Singapore — 1.0%
Financials — 1.0%
United Overseas Bank Ltd.	6,292,900	193,396

South Korea — 1.1%
Information Technology — 1.1%
Samsung Electronics Co. Ltd.	1,019,659	219,819

Sweden — 2.9%
Consumer Discretionary — 1.2%
Electrolux AB [1]	78,148,811	243,039
		243,039
Information Technology — 1.7%
Hexagon AB, Class B	31,690,881	261,858

SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Causeway International Value Fund	Number of Shares	Value (000)
Sweden — (continued)
Information Technology (continued)
Octave Intelligence PLC [1]	2,835,628	$45,738
		307,596
		550,635
Switzerland — 3.4%
Health Care — 2.5%
Roche Holding AG	1,186,909	488,866

Materials — 0.9%
Sika AG	840,684	173,495

		662,361
United Kingdom — 27.9%
Consumer Discretionary — 1.1%
Berkeley Group Holdings PLC [1]	2,619,125	121,526
WH Smith PLC	20,083,247	104,693
		226,219
Consumer Staples — 6.0%
British American Tobacco PLC	2,328,930	144,483
Diageo PLC	19,617,708	396,185
Reckitt Benckiser Group PLC	8,246,699	537,208
Tesco PLC	8,602,951	52,344
		1,130,220
Financials — 6.1%
Barclays PLC	76,228,009	512,238
NatWest Group PLC	35,797,613	316,717
Prudential PLC	17,487,601	232,661
Standard Chartered PLC	4,184,882	113,297
		1,174,913
Health Care — 4.3%
AstraZeneca PLC	3,105,928	580,901
Smith & Nephew PLC	17,395,793	251,630
		832,531
Industrials — 7.2%
Melrose Industries PLC	41,677,607	262,541
RELX PLC (EUR)	9,006,501	283,820
Rolls-Royce Holdings PLC	31,124,125	596,399
Smiths Group PLC	4,596,792	156,094
Wizz Air Holdings PLC [1]	4,889,925	77,186
		1,376,040
Real Estate — 0.9%
Segro PLC [2]	14,514,273	168,498

SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Causeway International Value Fund	Number of Shares	Value (000)
United Kingdom — (continued)
Utilities — 2.3%
National Grid PLC	16,046,233	$265,632
SSE PLC	5,546,022	179,205
		444,837
		5,353,258
United States — 3.6%
Consumer Discretionary — 2.2%
Carnival Corp. Ltd.	14,853,454	424,363

Materials — 1.4%
Smurfit WestRock PLC	5,571,516	257,739

		682,102

Total Common Stock
(Cost $16,178,021) — 98.6%		18,947,518

SHORT-TERM INVESTMENT
Invesco Short-Term Investment Trust: Government & Agency Portfolio, Institutional Class, 3.57% *	218,516,495	218,516

Total Short-Term Investment
(Cost $218,516) — 1.1%		218,516

Total Investments — 99.7%
(Cost $16,396,537)		19,166,034

Other Assets in Excess of Liabilities — 0.3%		54,727

Net Assets — 100.0%		$19,220,761

A list of the open futures contracts held by the Fund at June 30, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Long Contracts
MSCI EAFE Index	625	9/21/2026	$98,717	$98,291	$(426)

SCHEDULE OF INVESTMENTS (continued)

June 30, 2026 (Unaudited)

*	The rate reported is the 7-day effective yield as of June 30, 2026.

1	Non-income producing security.

2	Real Estate Investment Trust.

EAFE Europe, Australasia, and the Far East

The table below sets forth information about the Levels within the fair value hierarchy at which the Fund’s investments are measured at June 30, 2026:

Investments in Securities	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stock
Belgium	$307,772	$—	$—	$307,772
Canada	208,936	—	—	208,936
China	420,947	—	—	420,947
Denmark	409,875	—	—	409,875
France	3,192,063	—	—	3,192,063
Germany	2,614,730	—	—	2,614,730
Greece	139,715	—	—	139,715
Indonesia	71,097	—	—	71,097
Italy	797,189	—	—	797,189
Japan	2,096,259	—	—	2,096,259
Netherlands	1,027,364	—	—	1,027,364
Singapore	193,396	—	—	193,396
South Korea	219,819	—	—	219,819
Sweden	550,635	—	—	550,635
Switzerland	662,361	—	—	662,361
United Kingdom	5,353,258	—	—	5,353,258
United States	682,102	—	—	682,102
Total Common Stock	18,947,518	—	—	18,947,518
Short-Term Investment	218,516	—	—	218,516
Total Investments in Securities	$19,166,034	$—	$—	$19,166,034

	Level 1	Level 2	Level 3	Total
Other Financial Instruments	(000)	(000)	(000)	(000)
Futures Contracts*
Unrealized Appreciation (Depreciation)	$(426)	$—	$—	$(426)
Total Other Financial Instruments	$(426)	$—	$—	$(426)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instruments.

SCHEDULE OF INVESTMENTS (concluded)

June 30, 2026 (Unaudited)

Amounts designated as “—” are $0 or are rounded to $0.

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-001-4400